UNAUDITED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Reorganization, chapter 11, predecessor, before adjustment	Common shares	Common shares Reorganization, chapter 11, predecessor, before adjustment	Additional paid-in capital	Additional paid-in capital Reorganization, chapter 11, predecessor, before adjustment	Accumulated other comprehensive loss	Accumulated other comprehensive loss Reorganization, chapter 11, predecessor, before adjustment	Retained profit
Beginning balance (in shares) at Dec. 31, 2021	100,384,435		0	10,000,000
Beginning balance at Dec. 31, 2021	$ (3,716,000)				$ 0	$ 3,504,000	$ (15,000)		$ (7,215,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net profit	3,706,000
Issuance of Successor common stock	1,495,000			$ 500	1,499,000				(4,000)
Other comprehensive income from continued operations	1,000						1,000
Other comprehensive loss from discontinued operations	(3,000)						(3,000)
Recycling of PES AOCI on deconsolidation	16,000						16,000
Net profit from continuing operations	3,739,000								3,739,000
Net loss from discontinued operations	$ (33,000)								(33,000)
Cancellation of Predecessor equity (in shares)	(100,384,435)			(10,038,000)
Cancellation of Predecessor equity	$ 0					(3,504,000)	1,000		3,513,000
Other comprehensive income	$ 14,000
Ending balance (in shares) at Feb. 22, 2022	49,999,998		0	0
Ending balance at Feb. 22, 2022	$ 1,499,000	$ (3,809,000)			1,499,000	0	0	$ (1,000)	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net profit	4,000								4,000
Ending balance (in shares) at Mar. 31, 2022			0	0
Ending balance at Mar. 31, 2022	$ 1,503,000				1,499,000	0	0		4,000
Beginning balance (in shares) at Feb. 22, 2022	49,999,998		0	0
Beginning balance at Feb. 22, 2022	$ 1,499,000	$ (3,809,000)			1,499,000	0	0	$ (1,000)	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net profit	(32,000)
Issuance of Successor common stock	299
Other comprehensive income	3,000
Ending balance (in shares) at Jun. 30, 2022			0	0
Ending balance at Jun. 30, 2022	1,470,000				1,499,000	0	3,000		(32,000)
Beginning balance (in shares) at Mar. 31, 2022			0	0
Beginning balance at Mar. 31, 2022	1,503,000				1,499,000	0	0		4,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net profit	(36,000)								(36,000)
Other comprehensive income	3,000						3,000
Ending balance (in shares) at Jun. 30, 2022			0	0
Ending balance at Jun. 30, 2022	$ 1,470,000				1,499,000	$ 0	3,000		(32,000)
Beginning balance (in shares) at Dec. 31, 2022	49,999,998		0
Beginning balance at Dec. 31, 2022	$ 1,702,000				1,499,000		2,000		201,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net profit	$ 43,000								43,000
Ending balance (in shares) at Mar. 31, 2023	49,999,998		0
Ending balance at Mar. 31, 2023	$ 1,745,000				1,499,000		2,000		244,000
Beginning balance (in shares) at Dec. 31, 2022	49,999,998		0
Beginning balance at Dec. 31, 2022	$ 1,702,000				1,499,000		2,000		201,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net profit	137,000
Other comprehensive income	$ 0
Ending balance (in shares) at Jun. 30, 2023	79,866,503		1,000,000
Ending balance at Jun. 30, 2023	$ 3,079,000				2,738,000		2,000		338,000
Beginning balance (in shares) at Mar. 31, 2023	49,999,998		0
Beginning balance at Mar. 31, 2023	$ 1,745,000				1,499,000		2,000		244,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net profit	94,000								94,000
Shares issued (in shares)			1,000,000
Issuance of Successor common stock	1,244,000				1,243,000
Share issuance costs	(4,000)				(4,000)
Other comprehensive income	$ 0
Ending balance (in shares) at Jun. 30, 2023	79,866,503		1,000,000
Ending balance at Jun. 30, 2023	$ 3,079,000				$ 2,738,000		$ 2,000		$ 338,000